Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Schedule of finite lived intangible assets

	2023	2022
Domain names	$2,188,489	$2,188,489
Less accumulated amortization	(201,299)	(128,350)
	$1,987,190	$2,060,139